Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.4%
Communication Services - 6.0%
18,178	Liberty Broadband Corp.*	1,356,079
38,283	Match Group, Inc.*	1,828,013
96,681	Pinterest, Inc.*	2,252,667
25,993	SentinelOne, Inc.*	664,381
		6,101,140
Consumer Discretionary - 12.3%
31,901	Bright Horizons Family Solutions, Inc.*	1,839,092
1,832	Chipotle Mexican Grill, Inc.*	2,753,056
6,679	Dollar General Corp.	1,602,025
5,027	Etsy, Inc.*	503,354
10,589	Five Below, Inc.*	1,457,788
6,913	Lululemon Athletica, Inc.*	1,932,598
11,760	Shift4 Payments, Inc.*	524,614
4,615	Ulta Beauty, Inc.*	1,851,492
		12,464,019
Consumer Staples - 4.0%
12,017	Brown-Forman Corp.	799,972
9,984	Casey's General Stores, Inc.	2,021,959
17,409	Church & Dwight Co., Inc.	1,243,699
		4,065,630
Financials - 1.8%
42,024	KKR & Co., Inc.	1,807,032
Health Care - 23.0%
6,672	Align Technology, Inc.*	1,381,838
7,505	Alnylam Pharmaceuticals, Inc.*	1,502,201
3,055	argenx SE ADR*	1,078,568
6,177	Ascendis Pharma A/S ADR*	637,837
6,013	Bio-Rad Laboratories, Inc.*	2,508,263
15,321	Catalent, Inc.*	1,108,628
7,872	Charles River Laboratories International, Inc.*	1,549,210
33,938	DexCom, Inc.*	2,733,366
38,017	Edwards Lifesciences Corp.*	3,141,344
18,126	HealthEquity, Inc.*	1,217,523
4,691	IDEXX Laboratories, Inc.*	1,528,327
14,009	Inari Medical, Inc.*	1,017,614
32,184	NeoGenomics, Inc.*	277,104
6,684	Teleflex, Inc.	1,346,559
14,184	Veeva Systems, Inc.*	2,338,658
		23,367,040
Industrials - 20.6%
6,789	Cintas Corp.	2,635,422
54,097	CoStar Group, Inc.*	3,767,856
14,662	Equifax, Inc.	2,513,507
84,113	IAA, Inc.*	2,678,999
12,082	IDEX Corp.	2,414,588
4,135	SiteOne Landscape Supply, Inc.*	430,619
11,199	Verisk Analytics, Inc.	1,909,765
33,740	Waste Connections, Inc.	4,559,286
		20,910,042
Information Technology - 22.5%
12,084	Autodesk, Inc.*	2,257,291
127,938	AvidXchange Holdings, Inc.*	1,077,238
11,069	Azenta, Inc.	474,417
7,976	Crowdstrike Holdings, Inc.*	1,314,525
58,849	Dynatrace, Inc.*	2,048,534
13,712	Elastic NV*	983,699
67,345	Genpact, Ltd.	2,947,691
15,641	GoDaddy, Inc.*	1,108,634
6,382	Jack Henry & Associates, Inc.	1,163,247
3,530	KLA Corp.	1,068,284
36,923	Marvell Technology, Inc.	1,584,366
7,195	NXP Semiconductors NV	1,061,334
9,299	Paycom Software, Inc.*	3,068,577
12,084	WEX, Inc.*	1,533,943
13,919	Workiva, Inc.*	1,082,898
		22,774,678
Materials - 1.2%
24,332	Ball Corp.	1,175,722
Total Common Stocks (Cost $89,032,900)		92,665,303

Real Estate Investment Trusts - 2.7%
9,844	SBA Communications Corp.	2,802,095
Total Real Estate Investment Trusts (Cost $2,144,086)		2,802,095

Short-Term Investments - 4.8%
Money Market Funds - 4.8%
4,830,427	First American Government Obligations Fund - Class Z, 2.74%#	4,830,427
Total Short-Term Investments (Cost $4,830,427)		4,830,427
Total Investments - 98.9% (Cost $96,007,413)		100,297,825
Other Assets in Excess of Liabilities - 1.1%		1,100,196
NET ASSETS - 100.0%		$101,398,021

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.